Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance
As
required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
the following information is provided regarding the relationship between the “compensation actually paid” (“CAP”) to the NEOs during the preceding five fiscal years, and our TSR and Net Income and also Adjusted EPS, which in our assessment represents the most important financial performance measure (that is not otherwise required to be disclosed
in the first table below) used by us to link the CAP of the NEOs for 2025 to our performance. While Adjusted EPS was chosen for this
table, our executive compensation programs use a balanced portfolio of measures to drive short- and long-term objectives aligned with our strategy and shareholder interests as further described in our CD&A above.

							Value of Initial Fixed $100 Investment Based On:

Year	Summary Compensation Table Total for First PEO ($)	Summary Compensation Table Total for Second PEO (a) ($)	Compensation Actually Paid to First PEO ($)	Compensation Actually Paid to Second PEO (a) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (b) ($)	Average Compensation Actually Paid to Non-PEO NEOs (a),(b) ($)	Total Shareholder Return ($)	Peer Group (c) Total Shareholder Return ($)	Net Income (in Millions) ($)	Adjusted EPS (d) ($)

2025	16,134,250	7,505,091	18,320,887	834,807	4,125,379	2,551,013	169	190	88	1.68

2024	N/A	15,680,270	N/A	15,441,997	5,138,520	4,996,889	131	176	703	4.07

2023	N/A	19,854,971	N/A	24,510,953	3,240,502	3,724,388	129	150	423	3.48

2022	N/A	25,584,297	N/A	19,098,666	3,276,034	2,296,364	113	127	5,868	3.41

2021	N/A	15,106,986	N/A	19,419,485	5,938,960	5,015,787	131	135	6,467	4.30

(a)	To calculate CAP, the following amounts were respectively deducted from and added to the total of the compensation shown in the Summary Compensation Table (SCT) for the applicable year:
First PEO SCT Total to CAP Re
conc
iliation:

		Deductions from SCT Total		Additions to SCT Total

Year	SCT Total ($)	Stock Award and Option Awards (1) ($)	Change in Pension Value ($)	Equity Value (2) ($)	Pension Value (2) ($)	CAP ($)

2025	16,134,250	-12,547,711	0	+14,734,348	+0	18,320,887
Second PEO SCT Total to CAP Reco
nc
iliation:

		Deductions from SCT Total		Additions to SCT Total

Year	SCT Total ($)	Stock Award and Option Awards (1) ($)	Change in Pension Value ($)	Equity Value (2) ($)	Pension Value (2) ($)	CAP ($)

2025	7,505,091	-5,000,001	0	-1,670,283	+0	834,807

Non-PEO
NEO SCT Total to CAP Re
con
ciliation
(all amounts shown as averages for
Non-PEO
NEOs):

		Deductions from SCT Total		Additions to SCT Total

Year	SCT Total ($)	Stock Award and Option Awards (1) ($)	Change in Pension Value ($)	Equity Value (2) ($)	Pension Value (2) ($)	CAP ($)

2025	4,125,379	-2,397,839	0	+823,473	+0	2,551,013

(1)	Represents the grant date fair value of equity-based awards granted each year.
(2)
The equity award and pension benefit adjustments for each applicable year were calculated in accordance with the methodology required by Item 402(v) of Regulation
S-K.
Only Mr. Heinzel,
Non-PEO
NEO as noted in footnote (b), has pension accruals calculated in accordance with the SEC methodology for determining CAP. All other pension accruals reported in the SCT are related to a frozen
Non-Qualified
plan which does not have any service accrual. The amounts deducted or added in calculating the equity award adjustments for the PEO and
Non-PEOs
are provided in the tables below.

First PEO Equity Award Adjustments:

Year	Year End Fair Value of Awards Granted in the Year ($) (a)	Vest Date Fair Value of Awards Granted in the Year ($) (b)	Year over Year Change in Fair Value of Outstanding and Unvested Awards ($) (c)	Year over Year Change in Fair Value of Awards Granted in Prior Years that Vested in the Year ($) (d)	Prior Year End Fair Value of Awards Failing to Meet Vesting Conditions During the Year ($) (e)	Total Equity Award Adjustments ($) (a) + (b) + (c) + (d) -(e)

2025	14,386,794	—	(766,444)	1,113,998	—	14,734,348
Second PEO Equity Award Adjustments:

Year	Year End Fair Value of Awards Granted in the Year ($) (a)	Vest Date Fair Value of Awards Granted in the Year ($) (b)	Year over Year Change in Fair Value of Outstanding and Unvested Awards ($) (c)	Year over Year Change in Fair Value of Awards Granted in Prior Years that Vested in the Year ($) (d)	Prior Year End Fair Value of Awards Failing to Meet Vesting Conditions During the Year ($) (e)	Total Equity Award Adjustments ($) (a) + (b) + (c) + (d) -(e)

2025	4,844,963	208,005	(11,342,754)	4,619,503	—	-1,670,283
Non-PEO
Equity Award Adjustments
(all amounts shown as averages for
Non-P
EO
NEOs):

Year	Year End Fair Value of Awards Granted in the Year ($) (a)	Vest Date Fair Value of Awards Granted in the Year ($) (b)	Year over Year Change in Fair Value of Outstanding and Unvested Awards ($) (c)	Year over Year Change in Fair Value of Awards Granted in Prior Years that Vested in the Year ($) (d)	Prior Year End Fair Value of Awards Failing to Meet Vesting Conditions During the Year ($) (e)	Total Equity Award Adjustments ($) (a) + (b) + (c) + (d) -(e)

2025	1,322,825	294,880	(963,630)	221,504	52,107	823,473

(b)
The First PEO reflected in the tables is Lori D. Koch and the Second PEO reflected in the tables is Edward D. Breen. The
Non-PEO
NEOs included in the average calculations has changed annually; the following table indicates the
Non-PEO
NEOs included in the average for the indicated year:

Fiscal Year

	2025	2024	2023	2022	2021

Antonella Franzen	NEO	NEO	—	—	—

Jeroen Bloemhard	NEO	—	—	—	—

Erik Hoover	NEO	NEO	NEO	NEO	NEO

Christopher P. Raia	NEO	—	—	—	—

Lori D. Koch	—	NEO	NEO	NEO	NEO

Jon Kemp	Former NEO	NEO	NEO	NEO	NEO

Leland Weaver	Former NEO	NEO	NEO	NEO	—

Raj Ratnakar	—	—	Former NEO	—	—

Randy Stone	—	—	—	—	NEO

Rose Lee	—	—	—	—	Former NEO

Matthias Heinzel (1)	—	—	—	—	Former NEO

(1)
Mr. Heinzel was a German employee and his salary, bonus and other non-equity
related compensation items were paid in Euros. U.S. Dollar amounts in the table with respect to Mr. Heinzel were converted from Euros at a rate of 1.22 Dollars to one Euro for compensation reported in 2021. The exchange rate used was calculated by averaging exchange rates for each date in December of the reporting year.

(c)
Peer Group reflects the same peer group used for purposes of the performance graph under Regulation
S-K
Item 201(e)(1)(ii) as set forth in the Company’s Annual Report on Form
10-K
for the year ended December 31, 2025 (S&P Industrials).

(d)
This measure has been designated as the “Company-Selected Measure” for 2025, in accordance with SEC rules, and represents the most important financial performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to our NEOs in 2025. Adjusted EPS is a non-GAAP
financial measure. See Appendix A for a reconciliation of Adjusted EPS to the most directly comparable U.S. GAAP financial measure, earnings per share.

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote
(b)
The First PEO reflected in the tables is Lori D. Koch and the Second PEO reflected in the tables is Edward D. Breen. The
Non-PEO
NEOs included in the average calculations has changed annually; the following table indicates the
Non-PEO
NEOs included in the average for the indicated year:

Fiscal Year

	2025	2024	2023	2022	2021

Antonella Franzen	NEO	NEO	—	—	—

Jeroen Bloemhard	NEO	—	—	—	—

Erik Hoover	NEO	NEO	NEO	NEO	NEO

Christopher P. Raia	NEO	—	—	—	—

Lori D. Koch	—	NEO	NEO	NEO	NEO

Jon Kemp	Former NEO	NEO	NEO	NEO	NEO

Leland Weaver	Former NEO	NEO	NEO	NEO	—

Raj Ratnakar	—	—	Former NEO	—	—

Randy Stone	—	—	—	—	NEO

Rose Lee	—	—	—	—	Former NEO

Matthias Heinzel (1)	—	—	—	—	Former NEO

(1)
Mr. Heinzel was a German employee and his salary, bonus and other non-equity
related compensation items were paid in Euros. U.S. Dollar amounts in the table with respect to Mr. Heinzel were converted from Euros at a rate of 1.22 Dollars to one Euro for compensation reported in 2021. The exchange rate used was calculated by averaging exchange rates for each date in December of the reporting year.

Peer Group Issuers, Footnote	Peer Group reflects the same peer group used for purposes of the performance graph under Regulation
S-K
Item 201(e)(1)(ii) as set forth in the Company’s Annual Report on Form
10-K
	for the year ended December 31, 2025 (S&P Industrials).
Adjustment To PEO Compensation, Footnote
(a)	To calculate CAP, the following amounts were respectively deducted from and added to the total of the compensation shown in the Summary Compensation Table (SCT) for the applicable year:
First PEO SCT Total to CAP Re
conc
iliation:

		Deductions from SCT Total		Additions to SCT Total

Year	SCT Total ($)	Stock Award and Option Awards (1) ($)	Change in Pension Value ($)	Equity Value (2) ($)	Pension Value (2) ($)	CAP ($)

2025	16,134,250	-12,547,711	0	+14,734,348	+0	18,320,887
Second PEO SCT Total to CAP Reco
nc
iliation:

		Deductions from SCT Total		Additions to SCT Total

Year	SCT Total ($)	Stock Award and Option Awards (1) ($)	Change in Pension Value ($)	Equity Value (2) ($)	Pension Value (2) ($)	CAP ($)

2025	7,505,091	-5,000,001	0	-1,670,283	+0	834,807
First PEO Equity Award Adjustments:

Year	Year End Fair Value of Awards Granted in the Year ($) (a)	Vest Date Fair Value of Awards Granted in the Year ($) (b)	Year over Year Change in Fair Value of Outstanding and Unvested Awards ($) (c)	Year over Year Change in Fair Value of Awards Granted in Prior Years that Vested in the Year ($) (d)	Prior Year End Fair Value of Awards Failing to Meet Vesting Conditions During the Year ($) (e)	Total Equity Award Adjustments ($) (a) + (b) + (c) + (d) -(e)

2025	14,386,794	—	(766,444)	1,113,998	—	14,734,348
Second PEO Equity Award Adjustments:

Year	Year End Fair Value of Awards Granted in the Year ($) (a)	Vest Date Fair Value of Awards Granted in the Year ($) (b)	Year over Year Change in Fair Value of Outstanding and Unvested Awards ($) (c)	Year over Year Change in Fair Value of Awards Granted in Prior Years that Vested in the Year ($) (d)	Prior Year End Fair Value of Awards Failing to Meet Vesting Conditions During the Year ($) (e)	Total Equity Award Adjustments ($) (a) + (b) + (c) + (d) -(e)

2025	4,844,963	208,005	(11,342,754)	4,619,503	—	-1,670,283

Non-PEO NEO Average Total Compensation Amount	$ 4,125,379	$ 5,138,520	$ 3,240,502	$ 3,276,034	$ 5,938,960
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,551,013	4,996,889	3,724,388	2,296,364	5,015,787
Adjustment to Non-PEO NEO Compensation Footnote
Non-PEO
NEO SCT Total to CAP Re
con
ciliation
(all amounts shown as averages for
Non-PEO
NEOs):

		Deductions from SCT Total		Additions to SCT Total

Year	SCT Total ($)	Stock Award and Option Awards (1) ($)	Change in Pension Value ($)	Equity Value (2) ($)	Pension Value (2) ($)	CAP ($)

2025	4,125,379	-2,397,839	0	+823,473	+0	2,551,013

(1)	Represents the grant date fair value of equity-based awards granted each year.
(2)
The equity award and pension benefit adjustments for each applicable year were calculated in accordance with the methodology required by Item 402(v) of Regulation
S-K.
Only Mr. Heinzel,
Non-PEO
NEO as noted in footnote (b), has pension accruals calculated in accordance with the SEC methodology for determining CAP. All other pension accruals reported in the SCT are related to a frozen
Non-Qualified
plan which does not have any service accrual. The amounts deducted or added in calculating the equity award adjustments for the PEO and
Non-PEOs
are provided in the tables below.

Non-PEO
Equity Award Adjustments
(all amounts shown as averages for
Non-P
EO
NEOs):

Year	Year End Fair Value of Awards Granted in the Year ($) (a)	Vest Date Fair Value of Awards Granted in the Year ($) (b)	Year over Year Change in Fair Value of Outstanding and Unvested Awards ($) (c)	Year over Year Change in Fair Value of Awards Granted in Prior Years that Vested in the Year ($) (d)	Prior Year End Fair Value of Awards Failing to Meet Vesting Conditions During the Year ($) (e)	Total Equity Award Adjustments ($) (a) + (b) + (c) + (d) -(e)

2025	1,322,825	294,880	(963,630)	221,504	52,107	823,473

Compensation Actually Paid vs. Total Shareholder Return
CAP versus TSR
As shown in the chart below, the PEOs and other NE
Os’
CAP amounts are align
e
d with the Company’s TSR. Alignment is pr
imar
ily due to the Company’s use of equity incentives, which are tied directly to stock price in addition to the Company’s financial performance.

Compensation Actually Paid vs. Net Income
CAP versus Net Income
Net Income varied significantly for the years ended 2021, 2022, 2023 and stabilized since 2024. Net Income increased in 2021 from the acquisition of Laird Performance Materials on July 1, 2021, the absence of goodwill impairment charges, as well as significantly lower restructuring charges, partially offset by currency headwinds and expense related to transaction costs primarily related to the Mobility & Materials (“M&M”) divestitures and the proposed acquisition of Rogers Corp. Net Income decreased in 2022 compared to 2021 due to increased expenses for transaction costs, income taxes and restructuring, as well as reduced income from the businesses associated with our historic M&M segment. Net income decreased in 2023 compared to 2022 primarily due to a goodwill impairment charge and lower segment earnings. The PEO and NEO’s CAP have varied significantly from the changes in Net Income in large part due to the significant emphasis the Company places on equity incentives, which are sensitive to changes in stock price. In addition, the performance metrics used in our compensation program are measured on a continuing operations basis, and as described in the Compensation Discussion and Analysis section above, the Committee took action to exclude the positive and n egat
ive impacts of certain significant M&A transactions completed during the periods presented.

Compensation Actually Paid vs. Company Selected Measure	CAP versus Company-Selected Measure (CSM) The chart below compares the PEO and other NEOs’ CAP to our CSM, Adjusted EPS. Adjusted EPS decl ine d in 2025 due to the Electronics Separation.
Tabular List, Table
The three measures listed below, in no particular order, represent the three most important financial performance measures used by DuPont to link the CAP of the NEOs for 2025 to the Company’s performance as further described in our CD&A above within the sections titled “Short-Term Incentive Compensation” and “Long-Term Incentive Compensation.”
Most Important Financial
Performance Measures

Adjusted EPS
Adjusted ROIC
Adjusted Corporate Net Income

Total Shareholder Return Amount	$ 169	131	129	113	131
Peer Group Total Shareholder Return Amount	190	176	150	127	135
Net Income (Loss)	$ 88,000,000	$ 703,000,000	$ 423,000,000	$ 5,868,000,000	$ 6,467,000,000
Company Selected Measure Amount	1.68	4.07	3.48	3.41	4.3
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS
Non-GAAP Measure Description	This measure has been designated as the “Company-Selected Measure” for 2025, in accordance with SEC rules, and represents the most important financial performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to our NEOs in 2025. Adjusted EPS is a non-GAAP
	financial measure. See Appendix A for a reconciliation of Adjusted EPS to the most directly comparable U.S. GAAP financial measure, earnings per share.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted ROIC
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Corporate Net Income
Lori D. Koch [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 16,134,250
PEO Actually Paid Compensation Amount	$ 18,320,887
PEO Name	Lori D. Koch
Lori D. Koch [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 14,734,348
Lori D. Koch [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,386,794
Edward D. Breen [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	7,505,091	$ 15,680,270	$ 19,854,971	$ 25,584,297	$ 15,106,986
PEO Actually Paid Compensation Amount	$ 834,807	$ 15,441,997	$ 24,510,953	$ 19,098,666	$ 19,419,485
PEO Name	Edward D. Breen
Edward D. Breen [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,670,283)
Edward D. Breen [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,844,963
PEO | Lori D. Koch [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Lori D. Koch [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Lori D. Koch [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,547,711)
PEO | Lori D. Koch [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,734,348
PEO | Lori D. Koch [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(766,444)
PEO | Lori D. Koch [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Lori D. Koch [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,113,998
PEO | Lori D. Koch [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Edward D. Breen [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Edward D. Breen [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Edward D. Breen [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,000,001)
PEO | Edward D. Breen [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,670,283)
PEO | Edward D. Breen [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,342,754)
PEO | Edward D. Breen [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	208,005
PEO | Edward D. Breen [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,619,503
PEO | Edward D. Breen [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,397,839)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	823,473
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,322,825
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(963,630)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	294,880
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	221,504
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (52,107)